Segment information	12 Months Ended
Sep. 30, 2022
Segment Reporting [Abstract]
Segment information
17. Segment information

Basis for segmentation

SIGNA Sports United Group operates a variety of e-commerce platforms and offline stores for various brands and offers a broad product portfolio in the sporting goods sector. The Group has the following divisions, which are its operating segments: Tennis EU, Tennis US, Bike & Outdoor, Wiggle Group and Teamsport. In the current financial year the Group decided to discontinue its ‘Stylefile’ business (see note 11). These divisions offer different products and services and are managed separately because they require different technology and marketing strategies. The Wiggle Group was added in the current year as an operating segment following the business combination in December 2022. Similarly, the Tennis US operating segment was added in the current year following the acquisition of Tennis Express and the shift of Midwest Sports from the Tennis EU operating segment to the Tennis US operating segment. (refer Note 15. Business combinations).

Segment             Operations

Tennis EU    Retail activities and online business with main brands Tennis-Point and TennisPro; product portfolio comprises tennis supplies which are sold mainly in Europe

Tennis US    Retail activities and online business with main brands Tennis-Point (Midwest Sports) and Tennis Express; product portfolio comprises tennis supplies which are sold mainly in the US

Bike & Outdoor    Retail activities and online business through various brands; product portfolio comprises bikes and related services as well as outdoor products

Wiggle Group    Retail activities and online business through various brands; product portfolio comprises bikes and related services which are sold mainly in the UK

Teamsport    Sale through the online shop OUTFITTER; focus is on offering and selling sports & teamsports wear as well as customizing of merchandise

Operating segments are reported in a manner consistent with the internal reporting provided to the chief operating decision-maker (CODM). The CODM evaluates the financial performance of SIGNA Sports United Group, allocates resources and is involved in strategic and operational decision making on an ongoing basis. The CODM receives and reviews the internal management reporting for each operating segment at least once a month in order to make decisions and allocate resources to the Tennis, Bike & Outdoor, and Teamsport segments.
In accordance with IFRS 8.5, the five operating segments mentioned above are represented as three reportable segments. The reportable segment of “Tennis” includes Tennis EU and Tennis US. The reportable segment of “Bike and Outdoor” is made up of the operating segments relating to the Wiggle Group and Bike & Outdoor. The third reportable segment is “Teamsport”. For the determination of the reportable segments long-term revenue growth, gross profit margin and Segment adjusted EBITDA margin (which is calculated using adjusted EBITDA (as defined below) divided by total revenue) as economic indicators have been assessed.
In the current financial year impairment losses of €1.9 million were recognized within the reportable segment “Tennis”and €252.9 million within the reportable segment “Bike & Outdoor”. The impairment losses are included in ‘Impairment’ within the consolidated statement of profit or loss. See further information regarding impairment testing in Note 7.2.

Segment Adjusted EBITDA
The CODM assesses the performance of the operating segments based on Segment adjusted EBITDA (which is defined as consolidated net income (loss) before interest, income taxes, depreciation and amortization adjusted for impairments and certain other items which management believes do not reflect the core operating performance of the operating segments) adjusted for certain items which management believes do not reflect the core operating performance of the operating segments. Such adjustments described below in more detail include acquisition related charges, reorganization and restructuring costs, consulting fees, share-based compensation and other items.

Information on reportable segments

	Fiscal year ended September 30, 2022
EUR million	Tennis	Bike & Outdoor	Teamsport	Segment total
Revenue	259.1	763.6	46.8	1,069.5
External revenue	259.0	763.4	40.4	1,062.8
Intersegment revenue	0.0	0.2	6.4	6.6
Segment Adjusted EBITDA	(0.3)	(28.3)	(6.9)	(35.5)
Segment Assets	233.7	579.8	71.9	885.4
Segment Liabilities	224.5	557.9	144.0	926.5

	Fiscal year ended September 30, 2021
EUR million	Tennis	Bike & Outdoor	Teamsport	Segment total
Revenue	165.4	607.6	47.0	820.0
External revenue	165.4	607.0	41.2	813.7
Intersegment revenue	—	0.5	5.8	6.3
Segment Adjusted EBITDA	7.2	41.4	(4.0)	44.6
Segment Assets	156.3	450.6	95.9	702.8
Segment Liabilities	124.4	284.9	128.2	537.5

	Fiscal year ended September 30, 2020
EUR million	Tennis	Bike & Outdoor	Teamsport	Segment total
Revenue	125.9	497.5	25.6	649.1
External revenue	125.5	497.4	21.6	644.4
Intersegment revenue	0.5	0.1	4.0	4.6
Segment Adjusted EBITDA	2.2	24.7	(2.6)	24.3
Segment Assets	122.5	435.7	82.1	640.4
Segment Liabilities	84.6	273.5	96.1	454.2
The following table reconciles the performance indicators presented in the segment information to the consolidated statements of profit or loss and other comprehensive Income of SIGNA Sports United Group.

	September 30,
EUR million	2022	2021*	2020*
Segment Adjusted EBITDA total**	(35.5)	44.6	24.3
Unallocated corporate costs (1)	(30.9)	(15.0)	(7.7)
Acquisition related charges (2)	(2.7)	(0.5)	(0.4)
Reorganization and restructuring costs (3)	(140.5)	(7.2)	(3.2)
Consulting fees (4)	(41.7)	(21.6)	(0.6)
Share-based compensation (5)	(17.1)	(2.7)	(0.1)
Other items not directly related to current operations (6)	(2.7)	1.2	(2.5)
Other net finance income/ (cost) (7)	19.5	(0.3)	—
Impairment loss	(254.9)	(0.6)	(0.1)
Result from investments accounted for at equity	(1.2)	(1.3)	(0.7)
Interest Expense (net)	(4.2)	(4.3)	(7.1)
Depreciation and amortization	(53.9)	(28.5)	(24.5)
Earnings before taxes (EBT)	(565.9)	(36.2)	(22.6)

* The comparative numbers have been re-presented as a result of discontinued operations. Refer to Note 11- Discontinued Operations.
** The definition of Segment adjusted EBITDA was changed beginning October 1, 2021 to include ramp-up costs and consulting expenses related to management hiring which had previously been excluded. The prior period amounts have been adjusted to state the relevant amounts on a comparable basis. The impact on the prior period Segment adjusted EBITDA was less than €1.4 million.
(1) Unallocated corporate costs consist of mainly intercompany activities and loans, corporate functions as well as cost allocations.
(2) Acquisition related charges consist of transaction costs incurred from acquisitions during the period or subsequent business integration related project costs directly associated with an acquired business.
(3) Reorganization and restructuring costs represent fees and costs associated with various internal reorganization and restructuring initiatives across the SSU’s segments, including share listing expenses of €121.9 million and restructuring costs of €18.5 million in the fiscal year ended September 30, 2022. In the fiscal year ended September 30, 2021, reorganization and restructuring costs consisted mainly of severance costs in the amount of €2.8 million and restructuring costs in the amount of €4.0 million.
(4) Consulting fees primarily consists of consultancy fees in connection with acquisitions, financing (equity and debt) and strategic projects including expenses incurred in connection with the share listing of €25.7 million, fees related to ERP implementation of €3.9 million and preparation costs in relation to being Sarbanes-Oxley (SOX) compliant of €3.2 million for the fiscal year ended September 30, 2022. In the fiscal year ended September 30, 2021, consulting fees primarily consisted of expenses incurred in connection with the public listing of €17.8 million, fees related to Business Combinations of €1.5 million and expenses for a market study in the amount of €0.8 million.
(5) Share-based compensation represents non-cash share-based compensation expenses related to option awards to employees and executives.
(6) Other items are excluded from adjusted EBITDA because they are not considered to be representative of the performance of our businesses.
(7) Other net finance income/ (cost) consists mainly of currency gains and losses and impact from derivative revaluations,
Reconciliations of information on reportable segments to the amounts reported in the financial statements

	September 30,
EUR million	2022	2021	2020
I. Revenue
Total segment revenue	1,069.5	820.0	649.1
Intersegment elimination	(6.6)	(6.3)	(4.6)
Consolidated revenue	1,062.8	813.7	644.4
II. Assets
Total segment assets	885.4	702.8	640.4
Unallocated and intersegment elimination	424.1	40.1	41.6
Consolidated assets	1,309.5	742.9	682.0
III. Liabilities
Total segment liabilities	926.5	537.5	454.2
Unallocated and intersegment elimination	(234.2)	(168.0)	(119.3)
Consolidated liabilities	692.2	369.5	334.9

Unallocated and intersegment elimination consists of mainly intercompany activities and loans, corporate functions as well as cost allocations.

Geographical information

Non-current assets excluding goodwill are based on the location of the company owning such assets.

	Non-current assets as of September 30,
EUR million	2022	2021
Germany	296.0	245.8
Switzerland	0.7	0.2
United Kingdom	223.4	—
Austria	1.0	0.6
France	34.9	31.4
USA	16.5	2.2
Rest of the world	20.5	17.0
Total	592.9	297.1

For the geographical breakdown of external revenues see note 6.1.